Fees Summary	Jul. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 67,085,401,918.92
Previously Paid Amount	0.00
Total Fee Amount	9,264,494.00
Total Offset Amount	0.00
Net Fee	$ 9,264,494.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A